Employee Benefits - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Cash Settled RSU [Member]
Disclosure of defined benefit plans [line items]
Cash settled | $	$ 587
Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption		1.00%
Increase/ (decrease) in gratuity benefit obligation due to reasonably possible increase in actuarial assumption		₨ (1,508)	₨ (1,252)
Increase/ (decrease) in gratuity benefit obligation due to reasonably possible decrease in actuarial assumption		₨ 1,440	1,168
Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible decrease in actuarial assumption		1.00%
Increase/ (decrease) in gratuity benefit obligation due to reasonably possible increase in actuarial assumption		₨ 864	706
Increase/ (decrease) in gratuity benefit obligation due to reasonably possible decrease in actuarial assumption		₨ (798)	₨ (658)